united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-493-3313

Date of fiscal year end: 4/30

Date of reporting period: 7/31/16

Item 1. Schedule of Investments.

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Global Aggressive Equity Fund (Unaudited)
July 31, 2016
	Shares	Value
Equity Funds - 99.57%
Alternative - 7.27%
ProShares Large Cap Core Plus +	92,000	$ 4,899,000
ProShares Short VIX Short-Term Futures ETF * +	17,000	1,117,240
WisdomTree Managed Futures Strategy Fund *	32,500	1,363,050
		7,379,290
Developed International - 30.47%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	111,000	2,811,630
Deutsche X-trackers MSCI Japan Hedged Equity ETF +	161,000	5,123,020
First Trust Dorsey Wright International Focus 5 ETF +	343,000	5,954,480
iShares International Select Dividend ETF +	87,000	2,574,330
iShares MSCI ACWI ETF	55,000	3,209,250
iShares MSCI Australia ETF +	119,000	2,485,910
iShares MSCI Europe Financials ETF	115,000	1,873,350
iShares MSCI Ireland Capped ETF +	50,000	1,865,000
WisdomTree Europe SmallCap Dividend Fund +	93,000	5,048,970
		30,945,940
Emerging Markets - 4.08%
iShares MSCI India ETF	55,304	1,634,233
SPDR S&P Emerging Asia Pacific ETF	32,000	2,504,960
		4,139,193
Global Equity - 6.54%
Cambria Global Value ETF	70,100	1,331,900
Fidelity MSCI Energy Index ETF +	95,000	1,805,950
Vanguard Total World Stock ETF +	58,000	3,507,840
		6,645,690
Large Cap Core - 15.49%
First Trust NASDAQ Technology Dividend Index Fund +	237,000	6,801,900
VanEck Vectors Morningstar Wide Moat ETF	260,000	8,933,600
		15,735,500
Large Cap Growth - 9.29%
iShares U.S. Oil Equipment & Services ETF +	44,000	1,653,080
iShares PHLX Semiconductor ETF +	64,000	6,656,000
VanEck Vectors Gold Miners ETF +	37,000	1,131,830
		9,440,910
Large Cap Value - 4.93%
First Trust Capital Strength ETF +	54,000	2,198,880
iShares U.S. Financial Services ETF +	33,000	2,807,310
		5,006,190
Small/Mid Cap Core - 3.06%
Guggenheim S&P Spin-Off ETF	74,000	3,105,040

Small/Mid Cap Growth - 8.49%
First Trust US IPO Index Fund +	48,000	2,557,440
iShares U.S. Medical Devices ETF +	38,500	5,540,150
SPDR S&P Biotech ETF	8,500	527,850
		8,625,440
Small/Mid Cap Value - 9.95%
Guggenheim MSCI Global Timber	167,000	4,054,760
Guggenheim Solar ETF +	49,000	1,049,580
iShares U.S. Insurance ETF ^	97,500	5,006,625
		10,110,965

Total Equity Funds (cost $88,106,169)		101,134,158

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Global Aggressive Equity Fund (Unaudited) (Continued)
July 31, 2016
	Shares	Value
Money Market Funds - 0.26%
Short-Term Cash - 0.26%
Federated Prime Cash Obligations Fund Institutional Class, 0.37% **	267,816	$ 267,816
Total Money Market Funds (cost $267,816)		267,816

Collateral for Securities Loaned - 19.68%
Dreyfus Government Cash Management Institutional Class, 0.24% **	1,990,152	1,990,152
Milestone Treasury Obligations Fund Institutional Class, 0.15% ** ^	18,000,000	18,000,000
Total Collateral for Securities Loaned (cost $19,990,152)		19,990,152

Total Investments (cost $108,364,137) (a) - 119.51%		$ 121,392,126
Liabilities Less Other Assets - Net - (19.51)%		(19,813,597)
NET ASSETS - 100.00%		$ 101,578,529

+ All or a portion of this security is on loan. Total loaned securities had a value of $19,494,628 at July 31, 2016.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2016.
^ Affiliated issuer.

ACWI - All Country World Index
ETF - Exchange Traded Fund
IPO - Initial Public Stock Offering
MSCI - Morgan Stanley Capital International
PHLX - Philadelphia Stock Exchange
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $108,364,137 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 15,120,621
	Unrealized depreciation:	(2,092,632)
	Net unrealized appreciation:	$ 13,027,989

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Global Diversified Equity Fund (Unaudited)
July 31, 2016
	Shares	Value
Equity Funds - 97.95%
Commodity Funds - 2.85%
PowerShares DB Commodity Index Tracking Fund * +	859,000	$ 12,266,520

Developed International - 25.69%
First Trust Europe AlphaDEX Fund	180,000	5,191,200
First Trust STOXX European Select Dividend Index Fund +	423,000	5,025,198
iShares MSCI Europe Financials ETF +	250,000	4,072,500
iShares MSCI Italy Capped ETF +	122,000	1,365,180
iShares MSCI Japan ETF	842,500	10,160,550
iShares MSCI Spain Capped ETF +	70,000	1,838,200
iShares MSCI United Kingdom ETF	24,800	386,880
JPMorgan Diversified Return International Equity ETF ^ +	630,000	32,394,600
Vanguard FTSE Europe ETF +	700,000	33,803,000
Vanguard FTSE Pacific ETF +	269,000	15,860,240
Vanguard International Dividend Appreciation ETF +	9,000	516,330
		110,613,878
Emerging Markets - 18.41%
Goldman Sachs ActiveBeta Emerging Markets Equity ETF +	489,000	13,603,980
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	90,000	4,778,100
iShares MSCI Russia Capped ETF	295,000	4,047,400
Morgan Stanley China A Share Fund, Inc.	97,967	1,807,491
SPDR S&P Emerging Asia Pacific ETF +	198,000	15,499,440
SPDR S&P Emerging Markets Dividend ETF ^ +	1,375,000	39,517,500
		79,253,911
Global Equity - 9.06%
Cambria Global Value ETF +	28,000	532,000
iShares Global 100 ETF +	227,200	16,883,232
iShares Global Energy ETF +	513,000	16,236,450
iShares Global Healthcare ETF +	51,000	5,368,260
		39,019,942
Large Cap Core - 8.56%
Vanguard Dividend Appreciation ETF +	433,016	36,871,312

Large Cap Growth - 25.07%
Fidelity MSCI Information Technology Index ETF +	71,000	2,481,450
iShares Edge MSCI USA Quality Factor ETF +	631,840	42,971,439
iShares Russell 1000 Growth ETF	179,900	18,839,128
SPDR Technology Select Sector Fund	803,000	37,307,380
Vanguard Information Technology ETF +	55,000	6,336,000
		107,935,397
Large Cap Value - 4.78%
SPDR Financial Select Sector Fund	613,100	14,493,684
SPDR S&P Global Natural Resources ETF +	157,500	6,082,650
		20,576,334
Small/Mid Cap Core - 0.15%
Royce Value Trust, Inc.	51,047	649,318

Small/Mid Cap Value - 3.38%
First Trust Financial AlphaDEX Fund	431,000	10,378,480
Guggenheim S&P Smallcap 600 Pure Value ETF +	68,528	4,170,614
		14,549,094

Total Equity Funds (cost $361,822,902)		421,735,706

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Global Diversified Equity Fund (Unaudited) (Continued)
July 31, 2016
	Shares	Value
Money Market Funds - 1.68%
Short-Term Cash - 1.68%
Federated Prime Cash Obligations Fund Institutional Class, 0.37% **	7,215,088	$ 7,215,088
Total Money Market Funds (cost $7,215,088)		7,215,088

Collateral for Securities Loaned - 12.45%
Dreyfus Government Cash Management Institutional Class, 0.24% **	15,588,711	15,588,711
Milestone Treasury Obligations Fund Institutional Class, 0.15% ** ^	38,000,000	38,000,000
Total Collateral for Securities Loaned (cost $53,588,711)		53,588,711

Total Investments (cost $422,626,701) (a) - 112.08%		$ 482,539,505
Liabilities Less Other Assets - Net - (12.08)%		(52,012,868)
NET ASSETS - 100.00%		$ 430,526,637

+ All or a portion of this security is on loan. Total loaned securities had a value of $52,227,752 at July 31, 2016.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2016.
^ Affiliated issuer.

DB - Deutsche Bank
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $423,033,941 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 61,399,638
	Unrealized depreciation:	(1,894,074)
	Net unrealized appreciation:	$ 59,505,564

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Global Growth Fund (Unaudited)
July 31, 2016
	Shares	Value
Bond Funds - 14.91%
High Yield Bonds - 4.20%
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	104,700	$ 10,223,955

Intermediate/Long-Term Bonds - 4.90%
SPDR Doubleline Total Return Tactical ETF	237,551	11,927,436

International Bond - 5.81%
PowerShares Emerging Markets Sovereign Debt Portfolio +	358,152	10,798,283
Vanguard Total International Bond ETF +	60,000	3,366,000
		14,164,283

Total Bond Funds (cost $34,310,612)		36,315,674

Equity Funds - 84.44%
Commodity Funds - 2.45%
PowerShares DB Commodity Index Tracking Fund * +	417,000	5,954,760

Developed International - 19.50%
Deutsche X-trackers MSCI EAFE Hedged Equity ETF +	586,000	15,153,960
iShares Edge MSCI Minimum Volatility EAFE ETF	300,000	20,343,000
iShares MSCI Eurozone ETF	201,000	6,799,830
WisdomTree Japan Hedged Equity Fund	128,000	5,213,440
		47,510,230
Emerging Markets - 10.21%
EGShares Emerging Markets Consumer ETF +	660,000	16,269,000
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	162,000	8,600,580
		24,869,580
Global Equity - 9.48%
FlexShares STOXX Global Broad Infrastructure Index Fund +	130,000	5,985,200
iShares Global Energy ETF	224,600	7,108,590
iShares Global Healthcare ETF +	95,000	9,999,700
		23,093,490
Large Cap Core - 9.19%
First Trust NASDAQ Technology Dividend Index Fund +	780,000	22,386,000

Large Cap Growth - 14.27%
iShares Edge MSCI USA Quality Factor ETF +	335,500	22,817,355
iShares Russell Top 200 Growth ETF	213,000	11,942,910
		34,760,265
Large Cap Value - 19.34%
Guggenheim S&P 500 Pure Value ETF	50,000	2,662,000
iShares Edge MSCI Minimum Volatility USA ETF +	516,000	24,195,240
SPDR Financial Select Sector Fund +	856,450	20,246,478
		47,103,718

Total Equity Funds (cost $183,123,316)		205,678,043

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Global Growth Fund (Unaudited) (Continued)
July 31, 2016
	Shares	Value

Money Market Funds - 0.27%
Short-Term Cash - 0.27%
Federated Prime Cash Obligations Fund Institutional Class, 0.37% **	658,429	$ 658,429
Total Money Market Funds (cost $658,429)		658,429

Collateral for Securities Loaned - 17.84%
Dreyfus Government Cash Management Institutional Class, 0.24% **	16,566,441	16,566,441
Milestone Treasury Obligations Fund Institutional Class, 0.15% ** ^	26,900,000	26,900,000
Total Collateral for Securities Loaned (cost $43,466,441)		43,466,441

Total Investments (cost $261,558,798) (a) - 117.46%		$ 286,118,587
Liabilities Less Other Assets - Net - (17.46)%		(42,522,058)
NET ASSETS - 100.00%		$ 243,596,529

+ All or a portion of this security is on loan. Total loaned securities had a value of $42,375,663 at July 31, 2016.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2016.
^ Affiliated issuer.

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $261,558,798 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 26,282,477
	Unrealized depreciation:	(1,722,688)
	Net unrealized appreciation:	$ 24,559,789

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Growth and Income Fund (Unaudited)
July 31, 2016
	Shares	Value
Bond Funds - 45.64%
High Yield Bonds - 9.66%
BlackRock Corporate High Yield Fund, Inc.	56,973	$ 613,029
PowerShares Fundamental High Yield Corporate Bond Portfolio +	1,356,853	25,196,760
SPDR Blackstone / GSO Senior Loan ETF	154,816	7,288,737
VanEck Vectors International High Yield Bond ETF +	75,500	1,837,670
		34,936,196
Intermediate/Long-Term Bonds - 28.46%
Fidelity Total Bond ETF ^ +	240,000	12,225,600
iShares TIPS Bond ETF +	287,900	33,655,510
PIMCO Total Return Active ETF	343,114	37,025,432
SPDR Doubleline Total Return Tactical ETF +	400,000	20,084,000
		102,990,542
International Bond - 6.46%
PowerShares Emerging Markets Sovereign Debt Portfolio +	743,958	22,430,334
Templeton Global Income Fund	146,395	947,176
		23,377,510
Short-Term Bonds - 1.06%
PIMCO Enhanced Short Maturity Active ETF	37,856	3,833,677

Total Bond Funds (cost $159,237,913)		165,137,925

Equity Funds - 52.19%
Alternative - 3.27%
WisdomTree Managed Futures Strategy Fund * ^	281,932	11,824,228

Balanced - 0.32%
PowerShares CEF Income Composite Portfolio +	50,000	1,140,000

Commodity Funds - 2.70%
PowerShares DB Commodity Index Tracking Fund *	685,000	9,781,800

Developed International - 13.99%
FlexShares International Quality Dividend Index Fund +	77,000	1,756,370
iShares Edge MSCI Minimum Volatility EAFE ETF	225,888	15,317,465
iShares MSCI Europe Financials ETF	259,000	4,219,110
iShares MSCI Eurozone ETF	133,100	4,502,773
iShares MSCI Japan ETF	765,000	9,225,900
iShares MSCI Pacific ex Japan ETF	19,000	792,870
iShares Europe ETF +	380,000	14,801,000
		50,615,488
Emerging Markets - 8.31%
iShares Core MSCI Emerging Markets ETF	175,200	7,703,544
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	72,100	3,827,789
iShares MSCI Russia Capped ETF	150,000	2,058,000
Morgan Stanley China A Share Fund, Inc.	78,689	1,451,812
PowerShares FTSE RAFI Emerging Markets Portfolio +	502,800	8,768,832
SPDR S&P Emerging Asia Pacific ETF	80,000	6,262,400
		30,072,377
Global Equity - 0.51%
iShares Global Healthcare ETF	17,500	1,842,050

Large Cap Core - 5.16%
Vanguard Dividend Appreciation ETF +	219,300	18,673,395

Large Cap Growth - 13.78%
iShares Edge MSCI USA Quality Factor ETF	395,113	26,871,635
Powershares QQQ Trust Series 1	44,100	5,081,643
SPDR Technology Select Sector Fund	209,000	9,710,140
VanEck Vectors Gold Miners ETF +	140,000	4,282,600
Vanguard Information Technology ETF +	34,000	3,916,800
		49,862,818

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Growth and Income Fund (Unaudited) (Continued)
July 31, 2016
	Shares	Value
Large Cap Value - 4.15%
SPDR Energy Select Sector Fund	93,000	$ 6,268,200
SPDR Financial Select Sector Fund	370,607	8,761,150
		15,029,350

Total Equity Funds (cost $166,630,161)		188,841,506

Money Market Funds - 1.75%
Short-Term Cash - 1.75%
Federated Prime Cash Obligations Fund Institutional Class, 0.37% **	6,345,757	6,345,757
Total Money Market Funds (cost $6,345,757)		6,345,757

Collateral for Securities Loaned - 7.83%
Dreyfus Government Cash Management Institutional Class, 0.24% **	1,548,971	1,548,971
Milestone Treasury Obligations Fund Institutional Class, 0.15% ** ^	26,800,000	26,800,000
Total Collateral for Securities Loaned (cost $28,348,971)		28,348,971

Total Investments (cost $360,562,802) (a) - 107.41%		$ 388,674,159
Liabilities Less Other Assets - Net - (7.41)%		(26,816,560)
NET ASSETS - 100.00%		$ 361,857,599

+ All or a portion of this security is on loan. Total loaned securities had a value of $27,566,409 at July 31, 2016.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2016.
^ Affiliated issuer.

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
RAFI - Research Affiliates
SPDR - Standard & Poors' Depositary Receipts
TIPS - Treasury Inflation-Protected Securities

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $359,978,915 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation:		$ 30,022,495
Unrealized depreciation:		(1,327,251)
Net unrealized apppreciation:		$ 28,695,244

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Flexible Income Fund (Unaudited)
July 31, 2016
	Shares	Value
Bond Funds - 84.86%
High Yield Bonds - 18.57%
BlackRock Corporate High Yield Fund, Inc. +	78,416	$ 843,756
iShares iBoxx $ High Yield Corporate Bond ETF +	101,080	8,633,243
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	56,295	5,497,207
PowerShares Senior Loan Portfolio	434,800	10,087,360
SPDR Barclays Short Term High Yield Bond ETF	252,775	6,860,313
SPDR Blackstone / GSO Senior Loan ETF	82,500	3,884,100
		35,805,979
Intermediate/Long-Term Bonds - 43.51%
iShares 3-7 Year Treasury Bond ETF +	41,200	5,244,348
iShares 20+ Year Treasury Bond ETF +	11,000	1,557,160
iShares Core U.S. Aggregate Bond ETF	90,626	10,243,457
iShares Core US Credit Bond ETF	33,450	3,823,000
iShares Intermediate Credit Bond ETF	90,380	10,109,003
iShares National Muni Bond ETF +	31,275	3,554,717
iShares TIPS Bond ETF	75,048	8,773,111
PIMCO Total Return Active ETF	59,909	6,464,780
SPDR Doubleline Total Return Tactical ETF	310,414	15,585,887
Vanguard Intermediate-Term Corporate Bond ETF +	94,483	8,509,139
Vanguard Mortgage-Backed Securities ETF +	41,000	2,209,490
Vanguard Total Bond Market ETF	92,385	7,819,466
		83,893,558
International Bond - 7.86%
iShares Emerging Markets Local Currency Bond ETF * +	52,400	2,376,340
iShares JP Morgan USD Emerging Markets Bond ETF +	50,350	5,850,167
PowerShares Emerging Markets Sovereign Debt Portfolio	112,561	3,393,714
SPDR Citi International Government Inflation-Protected Bond ETF	63,675	3,526,321
		15,146,542
Short-Term Bonds - 14.92%
PIMCO 1-5 Year U.S. TIPS Index ETF	71,372	3,765,587
PIMCO Enhanced Short Maturity Active ETF	156,167	15,815,032
SPDR Nuveen Barclays Short Term Municipal Bond ETF	92,533	4,552,624
Vanguard Short-Term Corporate Bond ETF +	57,375	4,643,359
		28,776,602

Total Bond Funds (cost $162,921,921)		163,622,681

Equity Funds - 8.51%
Commodity - 0.77%
United States Commodity Index Fund * +	35,500	1,491,710

Currency - 1.13%
PowerShares DB US Dollar Index Bullish Fund * +	88,000	2,170,960

Developed International - 0.75%
iShares MSCI EAFE ETF	12,500	725,250
iShares MSCI EAFE Value ETF +	16,000	715,360
		1,440,610
Emerging Markets - 0.23%
Vanguard FTSE Emerging Markets ETF	12,000	444,480

Large Cap Core - 1.77%
iShares Core S&P 500 ETF	15,660	3,419,205

Large Cap Growth - 0.23%
Vanguard Growth ETF +	4,000	449,320

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Flexible Income Fund (Unaudited) (Continued)
July 31, 2016
	Shares	Value

Large Cap Value - 1.29%
Vanguard High Dividend Yield ETF +	17,000	$ 1,243,380
Vanguard Value ETF	14,105	1,232,495
		2,475,875
Preferred Security - 1.68%
iShares US Preferred Stock ETF +	46,775	1,883,629
PowerShares Preferred Portfolio +	88,700	1,363,319
		3,246,948
Small/Mid Cap Value - 0.66%
Alerian MLP ETF +	99,500	1,276,585

Total Equity Funds (cost $15,571,710)		16,415,693

	Principal ($)
U.S. Government and Agency Obligations - 6.21%
Fannie Mae, 3.50%, due 12/1/2030	$ 259,646	275,926
Fannie Mae, 3.50%, due 7/1/2032	553,517	591,060
Fannie Mae, 4.00%, due 2/1/2040	288,115	309,930
Fannie Mae, 4.00%, due 10/1/2040	257,509	277,266
Fannie Mae, 4.00%, due 6/1/2041	503,127	541,819
Fannie Mae, 4.00%, due 9/1/2041	567,027	610,521
Fannie Mae, 4.00%, due 12/1/2041	344,904	371,375
Fannie Mae, 5.00%, due 11/1/2039	310,756	347,807
Fannie Mae, 5.00%, due 2/1/2040	473,595	525,732
Fannie Mae, 5.50%, due 12/1/2039	216,015	245,111
Fannie Mae, 5.50%, due 4/1/2040	255,032	287,465
Fannie Mae, 6.00%, due 12/1/2035	296,485	340,960
Fannie Mae, 6.00%, due 12/1/2038	111,464	127,214
Federal Home Loan Banks, 2.90%, due 4/20/2017	120,832	122,522
Federal Home Loan Mortgage Corp., 2.00%, due 3/12/2020	1,000,000	1,036,341
Federal National Mortgage Association, 2.00%, due 8/28/2020	1,000,000	1,039,184
Freddie Mac Gold Pool, 4.50%, due 2/1/2041	321,381	352,610
Freddie Mac Gold Pool, 5.50%, due 6/1/2034	243,526	271,461
Freddie Mac Gold Pool, 6.00%, due 5/1/2037	93,018	107,030
Freddie Mac Gold Pool, 6.50%, due 4/1/2039	115,526	132,576
Government National Mortgage Association, 3.50%, due 7/16/2039	125,312	131,307
Government National Mortgage Association, 4.00%, due 2/20/2039	265,674	273,830
United States Treasury Note/Bond, 4.25%, due 11/15/2017	2,500,000	2,617,041
United States Treasury Note/Bond, 4.50%, due 5/15/2017	1,000,000	1,030,859
Total U.S. Government and Agency Obligations (cost $11,519,835)		11,966,947

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Flexible Income Fund (Unaudited) (Continued)
July 31, 2016
	Shares	Value
Money Market Funds - 0.39%
Short-Term Cash - 0.39%
Federated Prime Cash Obligations Fund Institutional Class, 0.37% **	754,803	$ 754,803
Total Money Market Funds (cost $754,803)		754,803

Collateral for Securities Loaned - 15.45%
Dreyfus Government Cash Management Institutional Class, 0.24% **	16,293,135	16,293,135
Milestone Treasury Obligations Fund Institutional Class, 0.15% ** ^	13,500,000	13,500,000
Total Collateral for Securities Loaned (cost $29,793,135)		29,793,135

Total Investments (cost $220,561,404) (a) - 115.42%		$ 222,553,259
Liabilities Less Other Assets - Net - (15.42)%		(29,735,925)
NET ASSETS - 100.00%		$ 192,817,334

+ All or a portion of this security is on loan. Total loaned securities had a value of $ 29,141,317 at July 31, 2016.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2016.
^ Affiliated issuer.

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MLP - Master Limited Partnership
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
TIPS - Treasury Inflation-Protected Security

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$220,315,283 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 5,930,870
	Unrealized depreciation:	(3,692,894)
	Net unrealized appreciation:	$ 2,237,976

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS International Equity Fund (Unaudited)
July 31, 2016
	Shares	Value
Equity Funds - 99.57%
Developed International - 65.55%
iShares International Select Dividend ETF +	93,800	$ 2,775,542
iShares MSCI Australia ETF	24,000	501,360
iShares MSCI Canada ETF	14,600	368,504
iShares Edge MSCI Minimum Volatility EAFE ETF	42,500	2,881,925
iShares Edge MSCI Minimum Volatility Europe ETF +	61,000	1,424,350
iShares MSCI Israel Capped ETF +	18,400	906,384
iShares MSCI Japan ETF +	37,000	446,220
iShares Edge MSCI Min Vol Japan ETF	35,000	2,117,150
iShares MSCI Singapore ETF +	72,000	786,240
iShares MSCI Switzerland Capped ETF +	14,000	422,940
		12,630,615
Emerging Markets - 34.02%
Global X MSCI Colombia ETF +	106,000	930,680
Global X MSCI Nigeria ETF +	148,000	666,000
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	54,500	2,893,405
iShares MSCI Chile Capped ETF +	26,500	1,018,925
iShares MSCI Taiwan ETF	69,500	1,044,585
		6,553,595

Total Equity Funds (cost $18,609,255)		19,184,210

Money Market Funds - 0.33%
Short-Term Cash - 0.33%
Federated Prime Cash Obligations Fund Institutional Class, 0.37% *	63,583	63,583
Total Money Market Funds (cost $63,583)		63,583

Collateral for Securities Loaned - 26.94%
Dreyfus Government Cash Management Institutional Class, 0.24% *	5,191,306	5,191,306
Total Collateral for Securities Loaned (cost $5,191,306)		5,191,306

Total Investments (cost $23,864,144) (a) - 126.84%		$ 24,439,099
Liabilities Less Other Assets - Net - (26.84)%		(5,171,376)
NET ASSETS - 100.00%		$ 19,267,723

+ All or a portion of this security is on loan. Total loaned securities had a value of $5,067,895 at July 31, 2016.
* Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2016.

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including securities sold short, is $23,928,414 and differs from market value by net unrealized appreciation (depreciation) of securities (including short sales) as follows:
	Unrealized appreciation:	$ 828,562
	Unrealized depreciation:	(317,877)
	Net unrealized appreciation:	$ 510,685

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Shelter Fund (Unaudited)
July 31, 2016
	Shares	Value
Equity Funds - 99.31%
Developed International - 10.27%
iShares Core MSCI EAFE ETF	187,000	$ 10,109,220

Global Equity - 10.51%
iShares Edge MSCI Minimum Volatility Global ETF +	133,000	10,342,080

Large Cap Core - 13.18%
Guggenheim S&P 500 Equal Weight ETF +	155,000	12,970,400

Large Cap Growth - 20.11%
iShares Edge MSCI USA Quality Factor ETF	291,000	19,790,910

Large Cap Value - 45.24%
Guggenheim S&P 500 Pure Value ETF	96,700	5,148,308
iShares Edge MSCI Minimum Volatility USA ETF +	210,000	9,846,900
iShares Edge MSCI USA Value Factor ETF +	235,000	15,138,700
PowerShares S&P 500 Low Volatility Portfolio +	336,000	14,384,160
		44,518,068

Total Equity Funds (cost $91,387,360)		97,730,678

Money Market Funds - 0.77%
Federated Prime Cash Obligations Fund Institutional Class, 0.37% *	754,113	754,113
Total Money Market Funds (cost $754,113)		754,113

Collateral for Securities Loaned - 26.23%
Dreyfus Government Cash Management Institutional Class, 0.24% *	6,810,588	6,810,588
Milestone Treasury Obligations Fund Institutional Class, 0.15% * ^	19,000,000	19,000,000
Total Collateral for Securities Loaned (cost $25,810,588)		25,810,588

Total Investments (cost $117,952,061) (a) - 126.31%		$ 124,295,379
Liabilities Less Other Assets - Net - (26.31)%		(25,889,235)
NET ASSETS - 100.00%		$ 98,406,144

+ All or a portion of this security is on loan. Total loaned securities had a value of $25,289,405 at July 31, 2016.
* Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2016.
^ Affiliated issuer.

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International

(a)Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$118,118,015 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation:		$ 6,177,364
Unrealized depreciation:		-
Net unrealized appreciation:		$ 6,177,364

AdvisorOne Funds Quarterly Report

Schedule of Investments - Milestone Treasury Obligations Fund (Unaudited)
July 31, 2016
	Principal	Interest	Maturity	Value
	Amount	Rate	Date

U.S. Government Obligations - 36.74%

U.S. Treasury Bills * - 36.74%
	$ 15,000,000	0.465%	8/4/16	$ 14,999,428
	15,000,000	0.405%	8/11/16	14,998,331
	15,000,000	0.410%	8/18/16	14,997,127
	10,000,000	0.500%	9/8/16	9,994,752
	20,000,000	0.390% - 0.397%	10/6/16	19,985,815
	15,000,000	0.320%	11/10/16	14,986,624
	15,000,000	0.480%	11/25/16	14,976,800
	10,000,000	0.480%	12/1/16	9,983,733
	25,000,000	0.335% - 0.340%	1/5/17	24,963,149
	20,000,000	0.392% - 0.395%	1/12/17	19,964,239
	10,000,000	0.430%	1/19/17	9,979,575
				169,829,573

Total U.S. Government Obligations (Cost $169,829,573)				169,829,573

Repurchase Agreements - 63.14%

BNP Paribas Securities Corp., dated 7/29/2016, repurchase price $50,000,000 (Collateralized by: U.S. Treasury Bond: $8,590,400, 3.000%, 11/15/2045; aggregate market value plus accrued interest $10,069,445; U.S. Treasury Notes: $39,371,300, 1.125% - 2.250%, 06/15/2018 - 07/31/2021; aggregate market value plus accrued interest $40,930,622)

	50,000,000	0.340%	8/1/16	50,000,000

Credit Agricole, dated 7/29/2016, repurchase price $66,878,000 (Collateralized by: U.S. Treasury Inflationary Note: $64,482,200, 0.125%, 04/15/2017; aggregate market value plus accrued interest $68,215,662)

	66,878,000	0.330%	8/1/16	66,878,000

Credit Suisse Securities (USA) LLC, dated 7/29/2016, repurchase price $80,000,000 (Collateralized by: U.S. Treasury Notes: $79,956,931, 1.000% - 1.750%, 09/15/2018 - 05/15/2022; aggregate market value plus accrued interest $81,604,826)

	80,000,000	0.350%	8/1/16	80,000,000

Societe Generale, dated 7/29/2016, repurchase price $95,000,000 (Collateralized by: U.S. Treasury Note: $11,072,300, 2.250%, 11/15/2024; aggregate market value plus accrued interest $11,824,614; U.S. Treasury Inflationary Note: $70,620,000, 2.375%, 01/15/2017; aggregate market value plus accrued interest $85,075,473)

	95,000,000	0.340%	8/1/16	95,000,000

Total Repurchase Agreements (Cost $291,878,000)				291,878,000

Total Investments (Cost $461,707,573) - 99.88% (a)				$ 461,707,573
Other Assets Less Liabilities - Net - 0.12%				534,822
Net Assets - 100.00%				$ 462,242,395

* Interest rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.
(a) The cost stated also approximates the aggregate cost for Federal income tax purposes.

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited)
July 31, 2016

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds' calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited) (Continued)
July 31, 2016

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds' holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds
The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of July 31, 2016 in valuing the Funds' investments measured at fair value:

CLS Global Aggressive Equity
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 101,134,158	$ -	$ -	$ 101,134,158
Money Market Funds	267,816	-	-	267,816
Collateral for Securities Loaned	19,990,152	-	-	19,990,152
Total	$ 121,392,126	$ -	$ -	$ 121,392,126
CLS Global Diversified Equity
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 421,735,706	$ -	$ -	$ 421,735,706
Money Market Funds	7,215,088	-	-	7,215,088
Collateral for Securities Loaned	53,588,711	-	-	53,588,711
Total	$ 482,539,505	$ -	$ -	$ 482,539,505

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited) (Continued)
July 31, 2016
CLS Global Growth
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 36,315,674	$ -	$ -	$ 36,315,674
Equity Funds	205,678,043	-	-	205,678,043
Money Market Funds	658,429	-	-	658,429
Collateral for Securities Loaned	43,466,441	-	-	43,466,441
Total	$ 286,118,587	$ -	$ -	$ 286,118,587
CLS Growth and Income
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 165,137,925	$ -	$ -	$ 165,137,925
Equity Funds	188,841,506	-	-	188,841,506
Money Market Funds	6,345,757	-	-	6,345,757
Collateral for Securities Loaned	28,348,971	-	-	28,348,971
Total	$ 388,674,159	$ -	$ -	$ 388,674,159
CLS Flexible Income
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 163,622,681	$ -	$ -	$ 163,622,681
Equity Funds	16,415,693	-	-	16,415,693
U.S. Government & Agency Obligations	-	11,966,947	-	11,966,947
Money Market Funds	754,803	-	-	754,803
Collateral for Securities Loaned	29,793,135	-	-	29,793,135
Total	$ 210,586,312	$ 11,966,947	$ -	$ 222,553,259
CLS International Equity
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 19,184,210	$ -	$ -	$ 19,184,210
Money Market Funds	63,583	-	-	63,583
Collateral for Securities Loaned	5,191,306	-	-	5,191,306
Total	$ 24,439,099	$ -	$ -	$ 24,439,099
CLS Shelter
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 97,730,678	$ -	$ -	$ 97,730,678
Money Market Funds	754,113	-	-	754,113
Collateral for Securities Loaned	25,810,588			25,810,588
Total	$ 124,295,379	$ -	$ -	$ 124,295,379
Milestone Treasury Obligations
Assets *	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$ -	$ 169,829,573	$ -	$ 169,829,573
Repurchase Agreements	-	291,878,000		291,878,000
Total	$ -	$ 461,707,573	$ -	$ 461,707,573
The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the funds' policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

*Refer to the Portfolios of Investments for security classifications.

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited) (Continued)
July 31, 2016

Repurchase Agreements
The Milestone Treasury Obligations Fund may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Fund's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Fund and must have, at all times, an aggregate market value plus accrued interest greater than or equal to the repurchase price. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Fund will require the seller to deposit additional collateral by the next business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Exchange Traded Funds
The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying Investment in Other Investment Companies
The CLS International Equity Fund currently seeks to achieve its investment objective by investing a portion of its assets in the Dreyfus Government Cash Management Institutional Class. The Fund may redeem its investments from the Securities at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Securities. The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the Securities N-CSR's available at "www.sec.gov" or in the Funds' websites at "www.publicdreyfus.com". As of July 31, 2016, the percentage of the CLS International Equity Fund's net assets invested in the Dreyfus Government Cash Management Institutional Class was 26.94%.

Securities Lending
CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Global Growth Fund, CLS Growth and Income Fund, CLS Flexible Income Fund, CLS International Equity Fund, and CLS Shelter Fund have entered into a securities lending arrangement with The Bank of New York Mellon (the “Lending Agent”). Under the terms of the agreement, the Funds are authorized to loan securities through the Lending Agent to approved third-party borrowers. In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a footnote on the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

The Funds may invest the cash collateral received in connection with securities lending transactions in the Milestone Treasury Obligations Fund. The Milestone Treasury Obligations Fund, is deemed an affiliate of the Trust and is managed by CLS Investments, LLC. The Funds receive compensation relating to the lending of the Funds’ securities.

The Lending Agent may invest the cash collateral received in connection with securities lending transactions in the Milestone Treasury Obligations Fund. The Milestone Treasury Obligations Fund is deemed an affiliate of the Trust and is managed by CLS Investments, LLC. The Milestone Treasury Obligations Fund is registered under the 1940 Act as an open end investment company, is subject to Rule 2a-7 under the 1940 Act, which CLS may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Milestone Treasury Obligations Fund.

Securities Lending income is a portion of total investment income and may not continue in the future due to market conditions.

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited) (Continued)
July 31, 2016

The following table provides information about the Funds' investment in the Milestone Treasury Obligations Fund for the period ended July 31, 2016:
Fund	Number of Shares Held Beginning of Period	Shares Bought	Shares Sold	Number of Shares Held End of Period	Value at End of Period
CLS Global Aggressive Equity	8,000,000	10,000,000	-	18,000,000	18,000,000
CLS Global Diversified Equity	29,000,000	9,000,000	-	38,000,000	38,000,000
CLS Global Grwoth	34,400,000	-	7,500,000	26,900,000	26,900,000
CLS Growth and Income	25,800,000	1,000,000	-	26,800,000	26,800,000
CLS Flexible Income	20,500,000	-	7,000,000	13,500,000	13,500,000
CLS International Equity	4,000,000	-	4,000,000	-	-
CLS Shelter	2,000,000	17,000,000	-	19,000,000	19,000,000

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/Ryan Beach

Ryan Beach, Principal Executive Officer/President

Date 09/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Ryan Beach

Ryan Beach, Principal Executive Officer /President

Date 09/23/2016

By (Signature and Title)

/s/Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 09/23/2016